Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000084619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Municipal Fund (Class A) —including sales charge
Accumulated Value	$ 9,575		$ 9,817	$ 10,352	$ 10,784	$ 12,185	$ 12,155	$ 12,330	$ 11,109	$ 11,681	$ 12,401	$ 12,733
C000188918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Intermediate Term Municipal Income Fund (Class R6)
Accumulated Value	10,000		9,970	10,288	10,653	11,615	11,698	11,697	11,104	11,715	12,215	12,848
C000084630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Intermediate Term Municipal Income Fund (Class Y)
Accumulated Value	10,000		9,995	10,323	10,689	11,643	11,718	11,708	11,107	11,711	12,217	12,832
C000084627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge
Accumulated Value	9,750		9,721	10,015	10,334	11,238	11,283	11,245	10,642	11,193	11,647	12,203
C000084629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge
Accumulated Value	10,000		9,894	10,118	10,363	11,178	11,148	11,027	10,353	10,813	11,252	11,789
C000084621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,186	10,651	11,027	12,359	12,237	12,332	11,025	11,507	12,216	12,546
C000084622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Municipal Fund (Class Y)
Accumulated Value	10,000		10,289	10,866	11,359	12,864	12,865	13,084	11,808	12,447	13,247	13,639
C000109478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Municipal Fund (Class R5)
Accumulated Value	10,000		10,264	10,850	11,339	12,836	12,834	13,048	11,780	12,430	13,231	13,628
C000188917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco High Yield Municipal Fund (Class R6)
Accumulated Value	10,000		10,253	10,833	11,331	12,832	12,850	13,075	11,814	12,459	13,267	13,666
C000084631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Income Fund (Class A) —including sales charge
Accumulated Value	9,575		9,602	9,941	10,217	11,398	11,382	11,441	10,481	11,151	11,573	11,871
C000084633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Income Fund (Class C) —including sales charge
Accumulated Value	10,000		9,952	10,219	10,431	11,546	11,450	11,430	10,396	10,969	11,384	11,680
C000084634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Income Fund (Class Y)
Accumulated Value	10,000		10,054	10,426	10,751	12,023	12,036	12,129	11,140	11,872	12,352	12,715
C000125172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Income Fund (Investor Class)
Accumulated Value	10,000		10,039	10,404	10,704	11,951	11,954	12,018	11,023	11,739	12,185	12,534
C000188919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Municipal Income Fund (Class R6)
Accumulated Value	10,000		10,028	10,399	10,730	12,007	12,027	12,127	11,143	11,881	12,368	12,739
C000209259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® New York Municipals Fund (Class A) —including sales charge
Accumulated Value	9,575		10,245	10,480	11,688	13,485	13,573	13,906	12,549	13,596	13,989	14,150
C000209261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge
Accumulated Value	9,750		9,967	9,586	10,604	11,480	11,513	11,599	11,116	11,554	11,986	12,540
C000209262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,147	9,682	10,639	11,437	11,383	11,418	10,818	11,161	11,578	12,123
C000209254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® New York Municipals Fund (Class R6)
Accumulated Value	10,000		10,700	10,945	12,207	14,108	14,249	14,651	13,254	14,402	14,862	15,074
C000209255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® New York Municipals Fund (Class Y)
Accumulated Value	10,000		10,722	10,986	12,290	14,204	14,329	14,725	13,314	14,468	14,913	15,128
C000209257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® New York Municipals Fund (Class C) —including sales charge
Accumulated Value	10,000		10,618	10,773	11,927	13,655	13,641	13,880	12,428	13,367	13,753	13,908
C000209274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Pennsylvania Municipal Fund (Class R6)
Accumulated Value	10,000		10,537	10,316	11,698	13,305	13,531	13,794	12,850	13,648	14,240	14,694
C000209269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Pennsylvania Municipal Fund (Class Y)
Accumulated Value	10,000		10,562	10,365	11,770	13,406	13,625	13,880	12,924	13,717	14,303	14,750
C000209265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Limited Term New York Municipal Fund (Class Y)
Accumulated Value	10,000		10,247	9,879	10,956	11,890	11,953	12,111	11,598	12,086	12,569	13,149
C000209263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Limited Term New York Municipal Fund (Class R6)
Accumulated Value	10,000		10,222	9,831	10,876	11,797	11,867	12,028	11,523	12,014	12,500	13,128
C000209275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Pennsylvania Municipal Fund (Class A) —including sales charge
Accumulated Value	9,575		10,089	9,877	11,201	12,717	12,905	13,103	12,180	12,897	13,403	13,791
C000209267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Pennsylvania Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,470	10,182	11,464	12,934	13,032	13,157	12,141	12,773	13,274	13,654
C000188916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class R6)
Accumulated Value	10,000		9,949	10,073	10,345	10,864	11,090	11,012	10,922	11,388	11,783	12,338
C000023428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class R5)
Accumulated Value	10,000		9,967	10,085	10,342	10,868	11,101	11,017	10,912	11,368	11,763	12,295
C000000395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class A) —including sales charge
Accumulated Value	9,750		9,700	9,791	10,024	10,492	10,676	10,569	10,441	10,853	11,195	11,682
C000000396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge
Accumulated Value	9,900		9,865	9,982	10,245	10,760	10,976	10,883	10,788	11,242	11,624	12,161
C000130517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class C) —including sales charge
Accumulated Value	10,000		9,874	9,892	10,051	10,452	10,556	10,362	10,169	10,491	10,822	11,295
C000071234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term Municipal Income Fund (Class Y)
Accumulated Value	10,000		9,973	10,091	10,358	10,878	11,096	11,002	10,906	11,364	11,752	12,287
C000209285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco New Jersey Municipal Fund (Class R6)
Accumulated Value	10,000		10,398	9,824	11,216	12,545	12,621	13,008	12,259	12,985	13,459	14,032
C000209278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge
Accumulated Value	9,575		10,258	10,654	11,826	13,857	14,031	14,305	12,959	13,924	14,643	15,014
C000209277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge
Accumulated Value	10,000		10,637	10,977	12,111	14,091	14,184	14,347	12,921	13,795	14,507	14,869
C000209279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Municipal Opportunities Fund (Class Y)
Accumulated Value	10,000		10,730	11,172	12,432	14,606	14,828	15,154	13,761	14,823	15,628	16,057
C000209280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Municipal Opportunities Fund (Class R5)
Accumulated Value	10,000		10,713	11,127	12,351	14,554	14,784	15,088	13,703	14,778	15,559	15,992
C000209281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® Municipal Opportunities Fund (Class R6)
Accumulated Value	10,000		10,713	11,127	12,351	14,497	14,751	15,050	13,695	14,760	15,570	16,009
C000209284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco New Jersey Municipal Fund (Class A) —including sales charge
Accumulated Value	9,575		9,956	9,406	10,740	11,986	12,016	12,332	11,597	12,247	12,654	13,150
C000209282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco New Jersey Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,309	9,676	10,973	12,172	12,131	12,370	11,545	12,112	12,515	13,007
C000209283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco New Jersey Municipal Fund (Class Y)
Accumulated Value	10,000		10,413	9,861	11,283	12,622	12,699	13,052	12,306	13,027	13,493	14,060
C000209288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge
Accumulated Value	10,000		10,283	10,611	11,522	13,323	13,304	13,336	12,244	12,911	13,274	13,714
C000209289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge
Accumulated Value	9,575		9,932	10,309	11,286	13,149	13,241	13,377	12,372	13,142	13,512	13,957
C000209287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco AMT-Free Municipal Income Fund (Class Y)
Accumulated Value	10,000		10,399	10,820	11,877	13,877	13,991	14,167	13,129	13,980	14,429	14,943
C000209286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco AMT-Free Municipal Income Fund (Class R6)
Accumulated Value	10,000		10,373	10,766	11,787	13,756	13,900	14,088	13,071	13,925	14,382	14,905
C000209290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco California Municipal Fund (Class A) —including sales charge
Accumulated Value	9,575		9,969	10,242	11,112	12,532	12,672	12,759	11,769	12,556	12,997	13,405
C000209292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco California Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,322	10,526	11,339	12,687	12,732	12,721	11,652	12,355	12,790	13,188
C000209291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco California Municipal Fund (Class Y)
Accumulated Value	10,000		10,436	10,748	11,689	13,215	13,395	13,520	12,503	13,388	13,877	14,345
C000209293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco California Municipal Fund (Class R6)
Accumulated Value	10,000		10,411	10,696	11,605	13,131	13,312	13,474	12,457	13,345	13,857	14,333
C000209294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term California Municipal Fund (Class A) —including sales charge
Accumulated Value	9,750		9,973	9,820	10,660	11,570	11,581	11,586	11,178	11,647	11,963	12,489
C000209295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term California Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,154	9,890	10,660	11,489	11,413	11,332	10,884	11,222	11,526	12,022
C000209297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term California Municipal Fund (Class Y)
Accumulated Value	10,000		10,254	10,122	11,011	11,977	12,018	12,054	11,664	12,146	12,547	13,121
C000209299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Limited Term California Municipal Fund (Class R6)
Accumulated Value	10,000		10,229	10,072	10,934	11,856	11,939	11,983	11,598	12,084	12,490	13,068
C000209301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge
Accumulated Value	9,575		9,999	10,045	10,941	12,281	12,182	12,286	11,255	11,995	12,354	12,671
C000209303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge
Accumulated Value	10,000		10,354	10,332	11,157	12,438	12,246	12,257	11,133	11,785	12,138	12,447
C000209306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)
Accumulated Value	10,000		10,457	10,540	11,495	12,942	12,868	13,010	11,938	12,764	13,166	13,534
C000209305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)
Accumulated Value	10,000		10,442	10,491	11,427	12,852	12,811	12,957	11,899	12,715	13,133	13,492
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,076	10,310	10,725	11,684	11,826	11,783	11,204	11,821	12,220	12,813
S And P Municipal Bond 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 5+ Year Investment Grade Index
Accumulated Value	10,000		10,019	10,333	10,797	11,950	12,064	12,014	11,256	11,919	12,271	12,915
S And P Municipal Bond California 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond California 5+ Year Investment Grade Index
Accumulated Value	10,000		9,984	10,320	10,759	11,966	12,024	11,953	11,231	11,914	12,232	12,874
S And P Municipal California Investment Grade 4 7 Years Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal California Investment Grade 4-7 Years Bond Index
Accumulated Value	10,000		9,954	10,019	10,401	10,986	11,125	10,904	10,658	11,072	11,362	12,006
S And P Municipal Bond New York 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New York 5+ Year Investment Grade Index
Accumulated Value	10,000		10,022	10,283	10,703	11,797	11,829	11,802	11,077	11,774	12,101	12,676
S And P Municipal Bond 2 17 Years Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 2-17 Years Investment Grade Index
Accumulated Value	10,000		9,991	10,178	10,611	11,453	11,605	11,482	11,092	11,617	11,954	12,644
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond High Yield Index
Accumulated Value	10,000		10,659	10,899	11,635	13,199	13,604	13,905	12,714	13,855	14,863	15,328
Custom Invesco High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco High Yield Municipal Index
Accumulated Value	10,000		10,531	10,770	11,435	12,860	13,204	13,422	12,378	13,395	14,255	14,755
S And P Municipal New York Investment Grade 4 7 Years Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal New York Investment Grade 4-7 Years Bond Index
Accumulated Value	10,000		9,995	10,038	10,424	11,012	11,144	10,975	10,739	11,186	11,499	12,119
S And P Municipal Bond Pennsylvania 5 Year Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index
Accumulated Value	10,000		10,047	10,403	10,921	12,135	12,300	12,287	11,488	12,183	12,568	13,194
Custom Invesco Rochester Municipal Opportunities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Custom Invesco Rochester Municipal Opportunities Index
Accumulated Value	10,000		10,531	10,770	11,435	12,860	13,204	13,422	12,378	13,395	14,255	14,755
S And P Municipal Bond New Jersey Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New Jersey Index
Accumulated Value	10,000		10,129	10,588	11,086	12,227	12,388	12,350	11,892	12,590	13,009	13,684
S And P Municipal Bond Investment Grade Short Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Short Intermediate Index
Accumulated Value	$ 10,000		$ 10,005	$ 10,072	$ 10,401	$ 10,925	$ 11,095	$ 10,941	$ 10,735	$ 11,143	$ 11,491	$ 12,060